Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary of Annual Changes in Proved Reserves of Oil (Detail)	12 Months Ended
	Mar. 31, 2021 MMBoe MW-M bbl MMBbls Bcf	Mar. 31, 2020 MMBoe GWh MW-M bbl MMBbls Bcf	Mar. 31, 2019 MMBoe MW-M bbl MMBbls Bcf	Mar. 31, 2018 MMBoe GWh MW-M bbl
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Revisions of previous estimates | MMBoe	23.01	12.47	114.68
Extensions and discoveries | MMBoe	0.67	0.04	2.77
Improved Recovery		0	4.88
Ending balance | MMBoe	122.60	123.88	142.72	49.22
Oil [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Revisions of previous estimates	21.47	5.40	99.82
Extensions and discoveries	0.67	0.04	2.31
Improved Recovery	0	0	4.87
Sales of reserves	0	0	0
Purchases of reserves	0	0	0
Production for the year	(21.88)	(28.23)	(27.53)
Ending balance	104.30	104.04	126.83	47.36
Net proved developed reserves:
Total net proved developed reserves | MMBbls	98.96	91.49	101.40
Total net proved undeveloped reserves | MMBbls	5.34	12.55	25.43
Natural Gas [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Revisions of previous estimates | MW-M	9.21	42.37	89.22
Extensions and discoveries | MW-M		0	2.75
Improved Recovery | MW-M		0	0.05
Production for the year | MW-M	(18.46)	(18.71)	(7.81)
Ending balance | MW-M	109.77	119.02	95.37	11.16
Net proved developed reserves:
Total net proved developed reserves | Bcf	98.75	100.45	56.45
Total net proved undeveloped reserves | Bcf	11.02	18.57	38.92
India [member] | Oil [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Revisions of previous estimates	21.47	5.40	99.82
Extensions and discoveries	0.67	0.04	2.31
Improved Recovery	0	0	4.87
Sales of reserves	0	0	0
Purchases of reserves	0	0	0
Production for the year	(21.88)	(28.23)	(27.53)
Ending balance	104.30	104.04	126.83	47.36
Net proved developed reserves:
Total net proved developed reserves | MMBbls	98.96	91.49	101.40
Total net proved undeveloped reserves | MMBbls	5.34	12.55	25.43
India [member] | Natural Gas [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Revisions of previous estimates | MW-M	9.21	42.37	89.22
Extensions and discoveries | MW-M		0	2.75
Improved Recovery | MW-M		0	0.05
Sales of reserves | MW-M		0	0
Purchases of reserves		0	0	(18.46)
Production for the year | MW-M		(18.71)	(7.81)
Ending balance | MW-M	109.77	119.02	95.37	11.16
Net proved developed reserves:
Total net proved developed reserves | Bcf	98.75	100.45	56.45
Total net proved undeveloped reserves | Bcf	11.02	18.57	38.92
Sri Lanka [member] | Oil [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Sales of reserves	0	0	0
Purchases of reserves	0	0	0
Net proved developed reserves:
Total net proved developed reserves | MMBbls	0	0	0
Total net proved undeveloped reserves | MMBbls	0	0	0
Sri Lanka [member] | Natural Gas [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Sales of reserves | MW-M		0	0
Purchases of reserves		0	0	0
Net proved developed reserves:
Total net proved developed reserves | Bcf	0	0	0
Total net proved undeveloped reserves | Bcf	0	0	0
South Africa [member] | Oil [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Sales of reserves	0	0	0
Purchases of reserves	0	0	0
Net proved developed reserves:
Total net proved developed reserves | MMBbls	0	0	0
Total net proved undeveloped reserves | MMBbls	0	0	0
South Africa [member] | Natural Gas [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Sales of reserves | MW-M		0	0
Purchases of reserves | MW-M		0	0	0
Net proved developed reserves:
Total net proved developed reserves | Bcf	0	0	0
Total net proved undeveloped reserves | Bcf	0	0	0